Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating cash flows:
Net income before non-controlling interests	$ 1,201	$ 1,015	$ 871
Adjustments to reconcile net income to cash provided by operations:
Depreciation and amortization of fixed assets and capitalized software	277	267	291
Amortization of intangible assets	72	65	66
Intangible asset impairment	8
Adjustments to acquisition related contingent consideration liability	(44)
Charge for early extinguishment of debt		72
Provision for deferred income taxes	96	178	16
Gain on investments	(24)	(8)	(40)
Loss (gain) on disposition of assets	23	35	(17)
Stock option expense	26	21	18
Changes in assets and liabilities:
Net receivables	(144)	143	(216)
Other current assets	(37)	(225)	51
Other assets	(177)	(94)	(216)
Accounts payable and accrued liabilities	(210)	108	(55)
Accrued compensation and employee benefits	72	107	(13)
Accrued income taxes	44	1	32
Other liabilities	174	32	(145)
Effect of exchange rate changes	(35)	(12)	79
Net cash provided by operations	1,322	1,705	722
Financing cash flows:
Purchase of treasury shares	(230)	(361)	(86)
Proceeds from issuance of debt	248	496
Repayments of debt	(259)	(11)	(559)
Payments for early extinguishment of debt		(672)
Purchase of non-controlling interests		(21)	(15)
Shares withheld for taxes on vested units – treasury shares	(97)	(93)	(59)
Issuance of common stock	248	162	41
Payments of contingent consideration for acquisitions	(30)	(16)
Distributions to non-controlling interests	(16)	(11)
Dividends paid	(497)	(480)	(452)
Net cash used for financing activities	(633)	(1,007)	(1,130)
Investing cash flows:
Capital expenditures	(320)	(280)	(271)
Net sales of long-term investments	20	62	91
Proceeds from sales of fixed assets	6	3	6
Dispositions			1,202
Acquisitions	(292)	(237)	(492)
Other, net	3	(5)	(1)
Net cash (used for) provided by investing activities	(583)	(457)	535
Effect of exchange rate changes on cash and cash equivalents	82	(22)	(10)
Increase in cash and cash equivalents	188	219	117
Cash and cash equivalents at beginning of period	2,113	1,894	1,777
Cash and cash equivalents at end of period	$ 2,301	$ 2,113	$ 1,894